Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive Loss	Treasury shares (cost)	Non-controlling interests
Beginning balance at Dec. 31, 2014	$ 692,300	$ 4,184	$ 106,501	$ 215,655	$ (1,305)	$ 367,524	$ (259)
Beginning balance, Shares at Dec. 31, 2014		14,728,782
Net Income	49,490			19,829			29,661
Foreign currency translation reserve	(3,726)				(1,663)		(2,063)
Actuarial loss from defined benefit plans	(416)			(213)			(203)
Unrealized gain from derivative instruments, net	9				4		5
Unrealized gain from available-for-sale securities, net	102				38		64
Realized gain from available-for-sale securitie	(300)				(302)		2
Total other comprehensive income (loss)	(4,331)			(213)	(1,923)		(2,195)
Total comprehensive income	45,159			19,616	(1,923)		27,466
Adjustments to redeemable non-controlling interests	(484)		(218)				(266)
Stock-based Compensation expenses	4,866		1,561				3,305
Non-controlling interests changes due to holding changes, including exercise of employees stock options	1,888		(2,940)				4,828
Acquisition of non-controlling interests	(5,829)		(1,892)				(3,937)
Dividend to Formula's shareholders	(5,015)			(5,015)
Dividend to non-controlling interests in subsidiaries	(18,039)						(18,039)
Distribution to parent for a business acquisition under common control	(10,815)		(5,314)				(5,501)
Embedded conversion option of convertible debentures	1,248		1,248
Ending balance at Dec. 31, 2015	705,279	$ 4,184	98,946	230,256	(3,228)	(259)	375,380
Ending balance, Shares at Dec. 31, 2015		14,728,782
Net Income	53,975			22,445			31,530
Foreign currency translation reserve	1,772				828		944
Actuarial loss from defined benefit plans	(2,696)			(1,348)			(1,348)
Unrealized gain from available-for-sale securities, net	30				15		15
Realized gain from available-for-sale securitie	16				8		8
Total other comprehensive income (loss)	(878)			(1,348)	851		(381)
Total comprehensive income	53,097			21,097	851		31,149
Adjustments to redeemable non-controlling interests	846		393				453
Stock-based Compensation expenses	4,394		772				3,622
Non-controlling interests changes due to holding changes, including exercise of employees stock options	641		1,200				(559)
Acquisition of non-controlling interests	(2,841)		(740)				(2,101)
Dividend to Formula's shareholders	(17,085)			(17,085)
Dividend to non-controlling interests in subsidiaries	(20,692)						(20,692)
Non-controlling interests arising from initially consolidated companies	203						203
Ending balance at Dec. 31, 2016	$ 723,842	$ 4,184	100,571	234,268	(2,377)	(259)	387,455
Ending balance, Shares at Dec. 31, 2016	14,728,782	14,728,782
Net Income	$ 35,769			10,352			25,417
Foreign currency translation reserve	37,434				20,325		17,109
Actuarial loss from defined benefit plans	(898)			(453)			(445)
Unrealized gain from available-for-sale securities, net	144				70		74
Realized gain from available-for-sale securitie	(94)				(44)		(50)
Share of other comprehensive income of joint venture	104				104
Total other comprehensive income (loss)	36,690			(453)	20,455		16,688
Total comprehensive income	80,295			9,899	20,455		42,105
Issuance of restricted shares to employees		$ 3	(3)
Issuance of restricted shares to employees, shares		10,000
Adjustments to redeemable non-controlling interests	(4,872)		(2,283)				(2,589)
Stock-based Compensation expenses	4,500		1,058				3,442
Non-controlling interests changes due to holding changes, including exercise of employees stock options	3,247		(1,306)				4,553
Acquisition of non-controlling interests	6		3				3
Dividend to Formula's shareholders	(5,011)			(5,011)
Dividend to non-controlling interests in subsidiaries	(23,717)						(23,717)
Redeemable non-controlling interests reclassification to non-controlling interests	2,440						2,440
Non-controlling interests arising from initially consolidated companies	28						28
Ending balance at Dec. 31, 2017	$ 772,922	$ 4,187	$ 98,040	$ 239,156	$ 18,078	$ (259)	$ 413,720
Ending balance, Shares at Dec. 31, 2017	14,728,782	14,738,782